Average Annual Total Returns - Investor A, Institutional - iShares Russell 2000 Small-Cap Index Fund	Apr. 30, 2021
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	13.26%
10 Years	11.20%
Investor A Shares
Average Annual Return:
1 Year	19.66%
5 Years	12.99%
10 Years	10.89%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	19.24%
5 Years	12.03%
10 Years	9.85%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.80%
5 Years	10.10%
10 Years	8.61%
Institutional Shares
Average Annual Return:
1 Year	19.97%
5 Years	13.26%
10 Years	11.16%